Note 2 - Summary of Significant Accounting Policies: Development Stage Company (Policies)	6 Months Ended
Jun. 30, 2012
Development Stage Company:
Development Stage Company

Development Stage Company

The Company is considered a development-stage company, with limited operating revenues during the periods presented, as defined by FASB Accounting Standards Codification ASC 915.  ACS 915 requires companies to report their operations, shareholders’ deficit and cash flows since inception through the date that revenues are generated from management’s intended operations, among other things.  Management has defined inception as July 21, 2010.  Since inception, the Company has incurred an operating loss of $(154,781). The Company’s working capital has been generated through sale of stock and a Directors loan, and a loan from an unrelated third party.  Management has provided financial data since July 21, 2010 in the financial statements, as a means to provide readers of the Company’s financial information to make informed investment decisions.